S000010792 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	186 Months Ended	227 Months Ended	277 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%	8.10%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Class Inst2
Prospectus [Line Items]
Average Annual Return, Percent		13.25%	10.03%	8.61%
Performance Inception Date					Nov. 08, 2012
Class S
Prospectus [Line Items]
Average Annual Return, Percent		12.93%	9.64%	8.23%
Performance Inception Date	Oct. 02, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	8.33%	7.58%
Performance Inception Date								Nov. 20, 2001
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.77%	6.94%	5.08%
Performance Inception Date								Nov. 20, 2001
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.97%	6.33%	5.31%
Performance Inception Date								Nov. 20, 2001
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	8.85%	7.42%
Performance Inception Date								Nov. 20, 2001
Class R
Prospectus [Line Items]
Average Annual Return, Percent		12.57%	9.37%	7.95%
Performance Inception Date							Jan. 23, 2006
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent		13.16%	9.92%	8.49%
Performance Inception Date								Nov. 20, 2001
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent		13.31%	10.06%	8.66%
Performance Inception Date						Jul. 15, 2009